Label	Element	Value
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income while maintaining prospects for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the expense limitation agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing approximately 95% of its assets in an underlying fund, the AZL Fidelity Institutional Asset Management® Multi-Strategy Fund, managed by the underlying fund’s Subadviser, FIAM LLC. Under normal market conditions, the underlying fund seeks to achieve its objective by investing in a combination of two strategies. Approximately 60% of the underlying fund’s assets will be invested primarily in investment-grade debt securities (the “Fixed-Income Strategy”), and approximately

40% of the underlying fund’s assets will be invested primarily in large cap common stocks (the “Equity Strategy”). The percentage allocations to each strategy will be monitored regularly by the underlying fund’s Manager, but generally will not exceed plus or minus 3% of the 60%/40% allocation.

In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.

Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying fund. Approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, involves a quantitative analysis and seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.

The goal of the MVP process is to achieve Fund volatility at or below 8% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures are intended to provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying fund. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.

Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level. The Fund’s threshold volatility level is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.

The Underlying Fund’s Fixed-Income Strategy

Under normal market conditions, the strategy will invest at least 80% of its assets in debt securities of all types and repurchase agreements for those securities. Such investments include corporate bonds, U.S. Treasury obligations, U.S. government agency mortgage securities and real estate investment trusts. A portion of the investments may not be publicly traded. The Subadviser uses the Bloomberg U.S. Aggregate Bond Index as a guide in structuring the strategy and selecting its investments and manages the strategy to have similar overall interest rate risk to the index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes U.S. Treasury obligations, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

The Subadviser considers other factors when selecting strategy investments, including the credit quality of the issuer, security-specific features and the Subadviser’s assessment of whether the investment is undervalued. In managing the strategy's exposure to various risks, including interest rate risk, the Subadviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, and internal views of potential future market conditions.

The strategy's assets may be allocated among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on the Subadviser’s view of the relative value of each sector or maturity.

The strategy's assets may be invested in securities of foreign issuers, including those located in emerging markets, denominated in U.S. dollars or in local currency, in addition to securities of domestic issuers.

The strategy may invest significantly in derivatives instruments, such as interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes, and in forward-settling securities. Such investments may give rise to a form of leverage, particularly when the strategy does not own the assets, instruments or components underlying the derivative instruments. Depending on the Subadviser’s outlook and market conditions, the strategy may invest in derivatives instruments in order to gain exposure to assets, instruments, or indexes, interest rates, or credit qualities.

The strategy also may invest up to 20% of its assets in lower-quality debt securities, sometimes called “junk bonds.”

To earn additional income for the strategy, the Subadviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs.

The Underlying Fund’s Equity Strategy

Under normal market conditions, the strategy will invest at least 80% of its assets in common stocks included in the S&P 500® Index. The S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index.In buying and selling securities for the strategy, the Subadviser seeks to outperform the S&P 500® Index by, in general, utilizing a research-driven approach identifying long-term drivers of stock returns that may include, but are not limited to valuation, growth, quality, and other factors. The research is systemically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of stocks. The process seeks to maximize the return opportunity while managing benchmark relative risks. The portfolio managers will generally attempt to overweight securities with positive characteristics identified in the evaluation process and underweight securities with negative characteristics.The Subadviser also considers the fund's security, industry, and market capitalization weightings relative to the S&P 500® Index when selecting securities for the strategy.The Subadviser may also invest in securities of issuers that are not part of the S&P 500® Index. The Subadviser may also use various techniques, such as buying and selling futures contracts and swaps, to increase or decrease the strategy’s exposure to changing security prices or other factors that affect security values. If the Subadviser's strategies do not work as intended, the fund may not achieve its objective.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Income & Growth Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (40%) and the Bloomberg U.S. Aggregate Bond Index (60%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Prior to October 14, 2016, the Fund was managed pursuant to different investment strategies and known as the AZL MVP Franklin Templeton Founding Strategy Plus Fund. Consequently, the performance information shown below for periods prior to October 14, 2016, reflects the Fund’s prior investment strategies and not its current investment strategies.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund’s performancealso is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Income & Growth Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (40%) and the Bloomberg U.S. Aggregate Bond Index (60%) in proportions similar to the equity to fixed income allocation of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return Annual Return %
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	8.21%
Lowest (Q3, 2015)	-7.81%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Allocation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Allocation Risk – The Manager’s decisions regarding how the Fund’s assets should be allocated among the various underlying funds, may cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the underlying fund allocations under normal market conditions, the Fund may underperform comparable funds of funds for which the fund’s manager has such discretion to adjust allocations to underlying funds.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Futures Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.  The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Volatility Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Volatility Risk – Although the Fund’s investment strategy seeks not to exceed a specific volatility level, certain of the Fund’s investments may appreciate or decrease significantly in value over short periods of time, which may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. The Fund’s volatility strategy may not produce the desired result and there can be no guarantee that the Fund will maintain volatility at or below its threshold volatility level. Additionally, maintenance of the volatility level will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Fund’s volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process. The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Quantitative Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future. Successful operation of a quantitative model is also reliant upon the information technology systems of the Manager or Subadviser, as applicable, and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the Manager or Subadviser will be successful in maintaining effective and operational trading models and the related hardware and software systems.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Fund of Funds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Fund of Funds Risk – The Fund, as a shareholder of the underlying fund, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying fund. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying fund and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying fund.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund’s securities.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security. Further, the value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Selection Risk – Because the underlying fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Sovereign Debt Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | U.S. Government Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Obligations Risk – Certain securities in which a fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Financial Markets Regulatory Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Financial Markets Regulatory Risk - Policy changes by the U.S. government or its regulatory agencies and other governmental actions and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact a fund, including by adversely impacting the fund's operations, universe of potential investment options, and return potential.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Treasury Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Treasury Obligations Risk – Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a fund. Because U.S. Treasury obligations trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, changes in the credit rating or financial condition of the U.S. government may cause the value of U.S. Treasury Obligations to decline. Although a fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the fund.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk – Debt securities held by a fund may decline in value due to rising interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund’s earnings.
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Call Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Extension Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated. Periods of low relative interest rates or inflationary trends may increase the risks associated with rising interest rates.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Income Risk – Income risk is the risk that the Fund's yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Falling interest rates may cause a fund’s income to decline.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Privately Placed, Rule 144A and Other Exempt Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Privately Placed, Rule 144A and Other Exempt Securities Risk – The underlying funds may invest in privately placed securities, which are subject to resale restrictions. The market for Rule 144A and other securities exempt from certain registration requirements may be less active than the market for publicly-traded securities. Rule 144A and other exempt securities carry the risk that their liquidity may become impaired and a fund may be unable to dispose of the securities at a desirable time or price.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Companies in emerging market countries may have less developed legal and accounting systems and generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede a fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Swaps Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Swaps Risk – A swap is a two-party contract that generally obligates each counterparty to exchange periodic payments based on a pre-determined underlying investment or notional amount and to exchange collateral to secure the obligations of each counterparty. Swaps may be leveraged and are subject to counterparty risk, credit risk and pricing risk. Swaps may be subject to illiquidity risk, and it may not be possible for the fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Leveraging Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Leveraging Risk – The underlying funds may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require a fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of a fund’s portfolio securities.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Security Quality Risk Also Known As High Yield Risk Or Junk Bond Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Security Quality Risk (also known as “High Yield Risk” or “Junk Bond Risk”) A fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the fund’s returns. Liquid securities can become illiquid during periods of market stress. If a significant amount of the fund’s securities become illiquid, the fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | When Issued Delayed Delivery Securities And Forward Commitments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

When-Issued, Delayed Delivery Securities and Forward Commitments Risk – The purchase or sale of securities on a when issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities at an established price with payment and delivery taking place in the future. When-issued and delayed delivery transactions subject a fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because the fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on a fund because the fund commits to purchase securities that it does not have to pay for until a later date, which increases the fund’s overall investment exposure and, as a result, its volatility.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Repurchase Agreements and Purchase and Sale Contracts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the fund may lose money.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Mortgage-Related and Other Asset-Backed Securities Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that back the security.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Real Estate Investments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk– Certain underlying funds may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund’s performance.
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.02%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.53%	[1]
10 Years	rr_AverageAnnualReturnYear10	13.10%	[1]
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Bloomberg U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.25%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.33%)	[1]
10 Years	rr_AverageAnnualReturnYear10	1.35%	[1]
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | Income & Growth Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.38%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.82%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.22%	[1]
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	267
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	465
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,036
Annual Return 2015	rr_AnnualReturn2015	(6.21%)
Annual Return 2016	rr_AnnualReturn2016	0.82%
Annual Return 2017	rr_AnnualReturn2017	10.93%
Annual Return 2018	rr_AnnualReturn2018	(2.14%)
Annual Return 2019	rr_AnnualReturn2019	16.25%
Annual Return 2020	rr_AnnualReturn2020	7.16%
Annual Return 2021	rr_AnnualReturn2021	11.07%
Annual Return 2022	rr_AnnualReturn2022	(13.81%)
Annual Return 2023	rr_AnnualReturn2023	12.63%
Annual Return 2024	rr_AnnualReturn2024	11.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest (Q4, 2023)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest (Q3, 2015)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.81%)
1 Year	rr_AverageAnnualReturnYear01	11.06%
5 Years	rr_AverageAnnualReturnYear05	5.11%
10 Years	rr_AverageAnnualReturnYear10	4.35%

[1]	Reflects no deduction for fees, expenses, or taxes.
[2]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[3]	The Manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 0.15% through at least April 30, 2026, after which the expense limitation agreement may be terminated for any reason by the Fund at any time or by the Manager on 30 days written notice to the Fund. Amounts contractually waived or reimbursed under the expense limitation agreement may be reimbursed to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.